Employee Stock Option Plan (Narrative) (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Employee Stock Option Plan
Stock grants granted	793,449	268,882	299,252
Stock grant exercise price	0
Exercise period of stock options, minimum years	5
Exercise period of stock options, maximum years	7
Vesting period, years	3
Stock-based compensation plan expense	4,800	23,039	(20,139)
Fair value of shares vested	5,963	1,143	3,459
Total intrinsic value of stock options and stock grants	4,289	1,650